Non-Cash Expenses (Details) - Schedule of non-cash expenses - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Stock-based compensation	$ 337,601	$ 456,423	$ 1,663,911	$ 2,543,712
Depreciation & amortization	63,481	32,801	99,247	140,914
Subtotal	401,082	489,224	1,763,158	2,684,626
Other expense:
Amortization of debt discount		8,350	8,350	31,687
Subtotal		8,350	8,350	31,687
Total non-cash expenses	$ 401,082	$ 497,574	$ 1,771,508	$ 2,716,313